EXPLORATION AND EVALUATION ASSETS (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2015
Exploration And Evaluation Assets [Line Items]
Intangible exploration and evaluation expenditures	$ 150,000	$ 150,000
Impairment of exploration and evaluation assets	0	452,251	$ 0
Incidental Revenues	(235,000)
Ngayu [Member]
Exploration And Evaluation Assets [Line Items]
Intangible exploration and evaluation expenditures	150,000
Gold price used in valuation analysis				$ 15
Impairment of exploration and evaluation assets				$ 2,300,000
Incidental Revenues	0
Devon [Member]
Exploration And Evaluation Assets [Line Items]
Intangible exploration and evaluation expenditures		152,250
Navarro [Member]
Exploration And Evaluation Assets [Line Items]
Intangible exploration and evaluation expenditures		$ 300,000
North Kivu [Member]
Exploration And Evaluation Assets [Line Items]
Incidental Revenues	$ 0
Kilo Isiro Atlantic Ltd [Member]
Exploration And Evaluation Assets [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Isiro (Jersey) Limited [Member]
Exploration And Evaluation Assets [Line Items]
Proportion of ownership interest in subsidiary	100.00%
KGL Isiro SARL [Member]
Exploration And Evaluation Assets [Line Items]
Proportion of ownership interest owned by Isiro (Jersey) Limited	100.00%
Adumbi Mining SA [Member]
Exploration And Evaluation Assets [Line Items]
Proportion of ownership interest in subsidiary	84.68%
Minority interest of partners	15.32%
Description of current commitments or intentions to provide support to subsidiary	Within thirty days of the receipt of a bankable feasibility study, the minority partners may collectively elect to exchange their equity participation for either a 2% net smelter royalty, or a 1% net smelter royalty plus an amount equal to 2 Euros per ounce of proven mineral reserves.
Adumbi Mining SA [Member] | Government of Congo [Member]
Exploration And Evaluation Assets [Line Items]
Minority interest of partners	10.00%
Ding Sheng Services S.A.R.L. ("Ding Sheng") [Member]
Exploration And Evaluation Assets [Line Items]
Incidental Revenues	$ 750,000
Loncor Resources Congo SARL [Member]
Exploration And Evaluation Assets [Line Items]
Incidental Revenues	$ 500,000